Taxes (Provision for Income Taxes) (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income from continuing operations provision for income taxes by geographic operations
Total continuing operations provision for income taxes	$ 2,581	$ 4,234	$ 3,363
U.S. Operations
Income from continuing operations provision for income taxes by geographic operations
Total continuing operations provision for income taxes	849	2,093	1,315
Non-U.S. Operations
Income from continuing operations provision for income taxes by geographic operations
Total continuing operations provision for income taxes	$ 1,732	$ 2,141	$ 2,048